Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by the Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012		Mar. 31, 2011
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	¥ 13,515,189		¥ 19,281,514
Less than 12 months Gross unrealized losses, available-for-sale securities	11,832		87,079
12 months or more Fair value, available-for-sale securities	1,532,887		2,296,109
12 months or more Gross unrealized losses, available-for-sale securities	37,214		58,545
Total Fair value, available-for-sale securities	15,048,076		21,577,623
Total Gross unrealized losses, available-for-sale securities	49,046		145,624
Less than 12 months, Fair value, held-to-maturity securities	49,950		299,022
Less than 12 months Gross unrealized losses, held-to-maturity securities	62		1,269
12 months or more Fair value, held-to-maturity securities
12 months or more Gross unrealized losses, held-to-maturity securities
Total Fair value, held-to-maturity securities	49,950		299,022
Total Gross unrealized losses, held-to-maturity securities	62		1,269
Debt securities | Japanese government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	12,325,775		17,012,827
Less than 12 months Gross unrealized losses, available-for-sale securities	3,501		54,063
12 months or more Fair value, available-for-sale securities	683,322		1,284,639
12 months or more Gross unrealized losses, available-for-sale securities	8,563		23,938
Total Fair value, available-for-sale securities	13,009,097		18,297,466
Total Gross unrealized losses, available-for-sale securities	12,064		78,001
Less than 12 months, Fair value, held-to-maturity securities	49,950		299,022
Less than 12 months Gross unrealized losses, held-to-maturity securities	62		1,269
12 months or more Fair value, held-to-maturity securities
12 months or more Gross unrealized losses, held-to-maturity securities
Total Fair value, held-to-maturity securities	49,950		299,022
Total Gross unrealized losses, held-to-maturity securities	62		1,269
Debt securities | Japanese local gov't bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	25,251		121,689
Less than 12 months Gross unrealized losses, available-for-sale securities	80		1,410
12 months or more Fair value, available-for-sale securities	5,743
12 months or more Gross unrealized losses, available-for-sale securities	10
Total Fair value, available-for-sale securities	30,994		121,689
Total Gross unrealized losses, available-for-sale securities	90		1,410
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	40,503		84,209
Less than 12 months Gross unrealized losses, available-for-sale securities	79		522
12 months or more Fair value, available-for-sale securities			3
Total Fair value, available-for-sale securities	40,503		84,212
Total Gross unrealized losses, available-for-sale securities	79		522
Debt securities | Other foreign gov't bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	205,750		148,135
Less than 12 months Gross unrealized losses, available-for-sale securities	227		181
12 months or more Fair value, available-for-sale securities	7,312
12 months or more Gross unrealized losses, available-for-sale securities	35
Total Fair value, available-for-sale securities	213,062		148,135
Total Gross unrealized losses, available-for-sale securities	262		181
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	229,915		520,937
Less than 12 months Gross unrealized losses, available-for-sale securities	628		7,710
12 months or more Fair value, available-for-sale securities	102,451
12 months or more Gross unrealized losses, available-for-sale securities	268
Total Fair value, available-for-sale securities	332,366	[1]	520,937	[1]
Total Gross unrealized losses, available-for-sale securities	896		7,710
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	39,480		40,706
Less than 12 months Gross unrealized losses, available-for-sale securities	544		359
12 months or more Fair value, available-for-sale securities	153,112		251,170
12 months or more Gross unrealized losses, available-for-sale securities	2,717		5,067
Total Fair value, available-for-sale securities	192,592		291,876
Total Gross unrealized losses, available-for-sale securities	3,261		5,426
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	6,639		1,499
Less than 12 months Gross unrealized losses, available-for-sale securities	41		1
12 months or more Fair value, available-for-sale securities	192,865		355,884
12 months or more Gross unrealized losses, available-for-sale securities	10,908		26,006
Total Fair value, available-for-sale securities	199,504		357,383
Total Gross unrealized losses, available-for-sale securities	10,949		26,007
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	477,021		1,133,710
Less than 12 months Gross unrealized losses, available-for-sale securities	1,725		13,047
12 months or more Fair value, available-for-sale securities	292,956		276,244
12 months or more Gross unrealized losses, available-for-sale securities	12,793		1,534
Total Fair value, available-for-sale securities	769,977		1,409,954
Total Gross unrealized losses, available-for-sale securities	14,518		14,581
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	103,500		116,588
Less than 12 months Gross unrealized losses, available-for-sale securities	619		1,324
12 months or more Fair value, available-for-sale securities	93,087		126,015
12 months or more Gross unrealized losses, available-for-sale securities	1,555		1,630
Total Fair value, available-for-sale securities	196,587		242,603
Total Gross unrealized losses, available-for-sale securities	2,174		2,954
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	61,355		101,214
Less than 12 months Gross unrealized losses, available-for-sale securities	4,388		8,462
12 months or more Fair value, available-for-sale securities	2,039		2,154
12 months or more Gross unrealized losses, available-for-sale securities	365		370
Total Fair value, available-for-sale securities	63,394		103,368
Total Gross unrealized losses, available-for-sale securities	¥ 4,753		¥ 8,832

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥55,327 million and ¥465,610 million, respectively, at March 31, 2011, and ¥25,251 million and ¥307,115 million, respectively, at March 31, 2012. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.